UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21836
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                                 Giant 5 Funds
                                 -------------
               (Exact name of registrant as specified in charter)

          128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
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              (Address of principal executive offices)      (Zip code)

The Willis Group, 128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500
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Date of fiscal year end:  March 31
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Date of reporting period:  July 1, 2007 - June 30, 2008
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

Item 1. Proxy Voting Record

The Giant 5 Total Index System held no securities during the period covered by this report in which there was a shareholder vote. Accordingly, there are no proxy votes to report.

/s/ Paul D. Myers
---------------------------

Paul D. Myers

Giant 5 Total Investment System
Proxy Voting Statement
Reporting Period: 07/01/2007 - 06/30/2008

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Issuer of                                 Shareholder   Summary of                    Date
Portfolio   Portfolio                       Meeting     Matters Voted                 Vote                   For or Against
 Security     /Fund   Ticker(s)  CUSIP        Date      On              Proponent     Cast        Vote         Management    Notes
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
 FIDELITY   Fidelity     MUTF  316390590   3/19/2008    1 Directors      Board of   2/1/2008     On All         All - N/A    Mailed:
            Select                                      Recommend: A    Directors               Proposals                    02/08
            Materials                                   vote for                                   In
            (MUTF)                                      election of                            accordance
                                                        the following                           with the
                                                        nominees.                              Investment
                                                        01-James C.                           Act of 1940,
                                                        Curvey, et al.                         please vote
                                                        2 To Amend the                         our shares
                                                        declaration of                         in the same
                                                        Trust to                               proportion
                                                        reduce the                             as the vote
                                                        required                                of other
                                                        quorum for                            non-affiliated
                                                        future                                 holders of
                                                        shareholder                               such
                                                        meetings.                               security.
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

                                    Notes

A. The Willis Group's proxy voting was adopted to ensure that our vote did not go against the will of the majority of all other non-affiliated holders of such security. Our vote was stated as follows: "In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security."

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Giant 5 Funds

By (Signature and Title)  /s/ Michael G. Willis - President
                          ------------------------------------------------

Date August 26, 2008